Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022		Mar. 31, 2021
Cash flows from operating activities:
Net Income (loss)	$ (8,048,822)	$ 3,924,148	[1]	$ 4,952,327	[1]
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	1,226,496	1,217,455		626,188
Loss from disposal of property and equipment	329,580	35,803		86,459
Loss (gain) from unrealized foreign currency translation	282,131	(662,345)		127,208
Provision for (reversal of) doubtful accounts	3,471,953	(278,642)		609,418
Merchandise inventories write-down	150,382
Amortization of operating lease right-of-use assets	1,784,754	2,385,992		2,358,125
Deferred tax provision (benefit)	4,849,771	(67,268)		(234,362)
Change in fair value of representative’s warrants liability	(139,615)	(369,404)	[1]		[1]
Investment loss (income) from equity method investment	(14,554)	145,828
Accrued interest expense		38,666
Changes in operating assets and liabilities:
Accounts receivable	(53,824,026)	7,841,569		(13,547,385)
Accounts receivable - related parties	(323,212)
Merchandise inventories	21,285,866	(6,054,509)		(4,820,636)
Compensation receivable for consumption tax	(23,212,327)
Prepaid expenses and other current assets	5,597,781	(7,028,529)		(1,018,448)
Long term prepaid expenses and other non-current assets	2,183,108	(4,762,929)		(693,210)
Accounts payable	5,280,797	(2,803,950)		6,996,895
Accounts payable - related parties	(119,081)	25,813		3,235,782
Deferred revenue	49,715	(69,862)		(350,790)
Taxes payable	17,268,372	(1,365,092)		602,387
Other payables and other current liabilities	(1,590,907)	1,932,901		309,775
Operating lease liabilities	(1,807,376)	(2,270,868)		(2,568,546)
Other non-current liabilities	(419,200)	1,179,459		91,750
Net cash used in operating activities	(25,738,414)	(7,005,764)		(3,237,063)
Cash flows from investing activities:
Payment made for a long-term equity method investment				(348,118)
Purchase of property and equipment	(934,960)	(3,037,813)		(2,939,471)
Proceeds from disposal of property and equipment	2,961	61,109		436,081
Collection of amount due from (advances made to) related parties	188,728	(128,535)		857,582
Net cash used in investing activities	(743,271)	(3,105,239)		(1,993,926)
Cash flows from financing activities:
Capital contribution	23	1,822,416		1,446,612
Proceeds from initial public offerings, net of issuance costs		22,102,984
Cash consideration paid for business combination under common control	(2,842,173)
Proceeds from short-term borrowings	78,831,300	282,176,915		424,758,382
Repayments of short-term borrowings	(55,515,000)	(303,096,477)		(415,796,955)
Proceeds from long-term borrowings	2,160,161	17,057,036		3,643,270
Repayments of long-term borrowings	(9,798,554)	(1,608,276)		(1,511,354)
Advances received from (payments made to) related parties	104,482	(4,282,303)		1,727,161
Repayment of obligations under finance leases	(194,421)	(408,492)		(332,643)
Net cash provided by financing activities	12,745,818	13,763,803		13,934,473
Effect of exchange rate fluctuation on cash	(2,763,692)	(2,230,388)		(549,504)
Net increase (decrease) in cash	(16,499,559)	1,422,412		8,153,980
Cash at beginning of year	18,266,000	16,843,588		8,689,608
Cash at end of year	1,766,441	18,266,000		16,843,588
Supplemental cash flow information
Cash paid for income taxes	433,899	3,718,637		2,928,603
Cash paid for interest	1,108,863	873,147		853,354
Supplemental non-cash operating activities
Purchase of property and financed under long-term payment	831,746	22,719		143,888
Purchase of property and equipment financed under finance leases	210,666	901,561
Right of use assets obtained in exchange for operating lease liabilities	542,231	2,856,470		351,930
Capital contribution in the form of debt exemption		1,111,608		501,053
Deduction of right of use assets and operating lease liabilities in relation to lease concession		84,368
Reduction of right-of-use assets and operating lease obligations due to early termination of lease agreement		27,262
Deferred IPO cost offset with capital reserve		$ 685,473

[1]	The financial information presented in this report has been retrospectively adjusted for the acquisition of Tokyo Lifestyle Limited.